Stockholders' Deficit (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Feb. 29, 2024 $ / shares	Dec. 31, 2023 £ / shares
Class of Stock [Line Items]
Common stock, par value | £ / shares			£ 0.0001
Common stock issued, value | $	$ 16,242,944
Warrant exercise price | $ / shares		$ 8